THE BLACKROCK STRATEGIC MUNICIPAL TRUST

 AMENDMENT TO STATEMENT OF PREFERENCES OF
VARIABLE RATE MUNI TERM PREFERRED SHARES
DATED DECEMBER 15, 2011
(THE “STATEMENT OF PREFERENCES”)

The undersigned officer of The BlackRock Strategic Municipal Trust (the “Trust”), a Delaware statutory trust, hereby certifies as follows:

1.         The Board of Trustees of the Trust (with the consent of the Holders (as defined in the Statement of Preferences), as required under Section 5 of the Statement of Preferences) has adopted resolutions to amend the Statement of Preferences as follows as of January 2, 2020:

a.         The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Ratings Spread” in the Statement of Preferences and replacing it with the following definition as of January 2, 2020:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Preferred Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A1/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Preferred Shares at the request of the Trust, Fitch (if Fitch is then rating the VMTP Preferred Shares at the request of the Trust) or Other Rating Agency (if such Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Trust) in the table below on the Rate Determination Date for such Rate Period:

Moody’s/Fitch*	Percentage
Aa2/AA to Aaa/AAA	0.77%
Aa3/AA-	0.95%
A1/A+	1.30%
A2/A	1.55%
A3/A-	1.70%
Baa1/BBB+	2.05%
Baa2/BBB	2.30%
Baa3/BBB-	2.80%
Non-investment grade or NR	3.30%

* And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Preferred Shares at the request of the Trust.

b.         The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Redemption Premium” in its entirety as of January 2, 2020.

c.         The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Redemption Price” in its entirety and replacing it with the following definition as of January 2, 2020:

“Redemption Price” means the sum of (i) the Liquidation Preference and (ii) accumulated but unpaid dividends thereon (whether or not declared) to, but not including, the date fixed for redemption.

d.         The Statement of Preferences of the Trust is hereby amended by deleting Section 5(c) in its entirety and replacing it with the following as of January 2, 2020:

Notwithstanding Sections 5(a) and 5(b) of this Statement of Preferences, except as may be otherwise expressly provided by Sections 5(f), 5(g) or 5(h) of this Statement of Preferences or as otherwise required by Applicable Law, the provisions of this Statement of Preferences set forth under (x) the caption “Designation” (but only with respect to any VMTP Preferred Shares already issued and Outstanding), (y) Sections 1(a) (but only with respect to any VMTP Shares already issued and Outstanding), 2(a), 2(b), 2(c), 2(d), 2(e)(i), 2(e)(ii), 2(k), 3(b), 8, 10(a)(i), 10(b)(i), 10(h), 11(a), 11(b) or 11(c) of this Statement of Preferences and (z) the definitions “Additional Amount”, “Applicable Base Rate”, “Applicable Rate”, “Dividend Payment Date”, “Dividend Period”, “Effective Leverage Ratio”, “Failure to Deposit”, “Gross-up Payment”, “Liquidation Preference”, “Maximum Rate”, “Outstanding”, “Rate Determination Date”, “Ratings Spread”, “Redemption Price”, “Subsequent Rate Period” or “Term Redemption Date” (i) (A) may be amended so as to adversely affect the amount, timing, priority or taxability of any dividend, redemption or other payment or distribution due to the Holders or (B) may amend the definition of “Effective Leverage Ratio” or the calculation thereof, in each case, only upon the affirmative vote or written consent of (1) a majority of the Board of Trustees and (2) the Total Holders and (ii) may be otherwise amended upon the affirmative vote or written consent of (1) a majority of the Board of Trustees and (2) the holders of 66 2/3% of the Outstanding VMTP Preferred Shares.

The Statement of Preferences of the Trust is hereby amended by deleting Section 10(a)(iii) in its entirety and replacing it with the following as of January 2, 2020:

The Trust may not on any date send a Notice of Redemption pursuant to paragraph (c) of this Section 10 in respect of a redemption contemplated to be effected pursuant to this paragraph (a) unless on such date (A) the Trust has available Deposit Securities with maturity or tender dates not later than the day preceding the applicable Redemption Date and having a Market Value not less than the amount due to Holders of VMTP Preferred Shares by reason of the redemption of such VMTP Preferred Shares on such Redemption Date and (B) the Discounted Value of Moody’s Eligible Assets (if Moody’s is then rating the VMTP Preferred Shares at the request of the Trust), the Discounted Value of Fitch Eligible Assets (if Fitch is then rating the VMTP Preferred Shares at the request of the Trust) and the Discounted Value of Other Rating Agency Eligible Assets (if any Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Trust) each at least equals the Basic Maintenance Amount, and would at least equal the Basic Maintenance Amount immediately subsequent to such redemption if such redemption were to occur on such date. For purposes of determining in clause (B) of the preceding sentence whether the Discounted Value of Moody’s Eligible Assets at least equals the Basic Maintenance Amount, the Moody’s Discount Factors applicable to Moody’s Eligible Assets shall be determined by reference to the first Exposure Period (as defined in the Moody’s Guidelines) longer than the Exposure Period then applicable to the Trust, as described in the definition of Moody’s Discount Factor herein.

2.         Except as amended hereby, the Statement of Preferences remains in full force and effect.

3.         A copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

IN WITNESS WHEREOF, The BlackRock Strategic Municipal Trust has caused these presents to be signed as of December 19, 2019 in its name and on its behalf by its Vice President and attested by its Secretary.  Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are not binding upon any such officers, or the trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

The BlackRock Strategic Municipal Trust

By: /s/ Jonathan Diorio
       Name:  Jonathan Diorio
       Title:    Vice President

ATTEST:

/s/ Janey Ahn
Name:    Janey Ahn
Title:      Secretary